Income Taxes, Social Contribution and Other Taxes (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Oct. 27, 2025
Income Taxes Social Contribution And Other Taxes
Net income before taxes	R$ 1,336,821	R$ 1,041,011	R$ 581,635
Expected income tax and social contribution, at statutory rates	(492,616)	(379,283)	(207,989)
Interest on equity (1)	106,797	92,610	37,186	R$ 53,873
Permanent additions and exclusions	(2,582)	11,386	1,656
Tax incentive - Hunger Prevention Program and donations	24,318	7,229	6,457
Extemporaneous credit		21,603	7,631
Others	72,954	(200)	(518)
Income tax expense	R$ (291,129)	R$ (246,655)	R$ (155,577)
Effective income tax rate	22.00%	24.00%	27.00%